Document and Entity Information	Mar. 03, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 03, 2023
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Entity Incorporation, State or Country Code	L2
Entity File Number	001-34400
Entity Tax Identification Number	98-0626632
Entity Address, Address Line One	170/175 Lakeview Drive
Entity Address, Address Line Two	Airside Business Park
Entity Address, City or Town	Swords Co. Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	00000
Country Region	353
City Area Code	1
Local Phone Number	8707400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, Par Value $1.00 per Share
Trading Symbol	TT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001466258
Amendment Flag	false